OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Employees	$ 1,403	$ 1,117
Institutions	319	339
Interest payable	11	326
Deferred revenues and advances from customers	255	193
Other	75	23
Other accounts payable	$ 2,063	$ 1,998